Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 96.97%
Consumer discretionary: 13.49%
Auto components: 3.23%
Aptiv plc †	1,230,730	$ 193,630,751
Lear Corporation	1,093,800	191,721,264
		385,352,015
Distributors: 2.02%
LKQ Corporation †	4,883,700	240,375,714
Diversified consumer services: 0.37%
Terminix Global Holdings Incorporated †	925,600	44,160,374
Hotels, restaurants & leisure: 3.43%
Expedia Group Incorporated †	1,237,400	202,574,754
Yum China Holdings Incorporated	3,122,500	206,865,625
		409,440,379
Household durables: 2.59%
D.R. Horton Incorporated	2,866,000	259,000,420
Helen of Troy Limited †	217,800	49,684,536
		308,684,956
Internet & direct marketing retail: 0.24%
THG Holding plc †	3,402,736	28,712,728
Specialty retail: 1.61%
Best Buy Company Incorporated	1,664,500	191,384,210
Consumer staples: 8.40%
Beverages: 1.60%
Keurig Dr. Pepper Incorporated	5,402,169	190,372,436
Food & staples retailing: 1.87%
BJ's Wholesale Club Holdings Incorporated †	4,702,700	223,754,466
Food products: 1.69%
Lamb Weston Holdings Incorporated	2,505,000	202,053,300
Household products: 3.24%
Church & Dwight Company Incorporated	1,288,100	109,771,882
Reynolds Consumer Products Incorporated	9,104,000	276,306,400
		386,078,282
Energy: 4.14%
Energy equipment & services: 1.11%
Baker Hughes Incorporated	1,263,100	28,887,097
NOV Incorporated †	6,775,900	103,806,788
		132,693,885
Oil, gas & consumable fuels: 3.03%
Devon Energy Corporation	3,063,200	89,414,808
EOG Resources Incorporated	1,173,600	97,925,184
See accompanying notes to portfolio of investments

Wells Fargo Special Mid Cap Value Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Hess Corporation	1,001,700	$ 87,468,444
Valero Energy Corporation	1,104,300	86,223,744
		361,032,180
Financials: 17.60%
Banks: 4.57%
Fifth Third Bancorp	5,549,700	212,165,031
PacWest Bancorp	1,999,100	82,282,956
Regions Financial Corporation	8,481,200	171,150,616
Zions Bancorporation	1,506,300	79,623,018
		545,221,621
Capital markets: 3.01%
LPL Financial Holdings Incorporated	1,377,600	185,948,448
Pershing Square Tontine Holdings †	7,565,100	172,181,676
		358,130,124
Consumer finance: 1.67%
Discover Financial Services	1,686,700	199,519,743
Diversified financial services: 0.16%
Liberty Media Acquisition Corporation †	1,763,023	18,670,414
Insurance: 8.19%
Arch Capital Group Limited †	8,095,200	315,227,088
Brown & Brown Incorporated	5,552,200	295,043,908
Loews Corporation	2,792,200	152,593,730
The Allstate Corporation	1,640,900	214,038,996
		976,903,722
Health care: 7.21%
Health care equipment & supplies: 4.10%
Alcon Incorporated	3,693,300	259,491,258
Zimmer Biomet Holdings Incorporated	1,425,500	229,248,910
		488,740,168
Health care providers & services: 3.11%
Humana Incorporated	421,200	186,473,664
Universal Health Services Incorporated Class B	1,263,100	184,955,733
		371,429,397
Industrials: 20.44%
Aerospace & defense: 2.53%
General Dynamics Corporation	795,400	149,742,004
L3Harris Technologies Incorporated	702,700	151,888,605
		301,630,609
Building products: 1.25%
Masco Corporation	2,522,400	148,594,584
Commercial services & supplies: 2.55%
Republic Services Incorporated	2,766,000	304,287,660
See accompanying notes to portfolio of investments

2  |  Wells Fargo Special Mid Cap Value Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Construction & engineering: 1.12%
MasTec Incorporated †	1,260,300	$ 133,717,830
Industrial conglomerates: 3.27%
Carlisle Companies Incorporated	2,038,600	390,147,268
Machinery: 4.31%
Donaldson Company Incorporated	1,846,800	117,327,204
Gates Industrial Corporation plc †	4,400,200	79,511,614
Stanley Black & Decker Incorporated	1,544,800	316,668,552
		513,507,370
Professional services: 2.07%
Jacobs Engineering Group Incorporated	1,853,100	247,240,602
Road & rail: 0.03%
Kansas City Southern	11,537	3,269,240
Trading companies & distributors: 3.31%
AerCap Holdings NV †	6,043,700	309,497,877
United Rentals Incorporated †	267,900	85,462,779
		394,960,656
Information technology: 10.27%
Communications equipment: 0.90%
Juniper Networks Incorporated	3,940,800	107,780,880
Electronic equipment, instruments & components: 0.64%
Keysight Technologies Incorporated †	491,600	75,907,956
IT services: 5.23%
Amdocs Limited	3,956,500	306,074,840
Euronet Worldwide Incorporated †	1,977,900	267,708,765
Ironsource Limited Class A †«	4,731,400	49,679,700
		623,463,305
Semiconductors & semiconductor equipment: 1.67%
Analog Devices Incorporated	1,156,100	199,034,176
Technology hardware, storage & peripherals: 1.83%
NCR Corporation †	4,780,400	218,034,044
Materials: 3.76%
Chemicals: 1.69%
Celanese Corporation Series A	966,300	146,491,080
Diversey Holdings Limited †	3,092,812	55,392,263
		201,883,343
Containers & packaging: 0.92%
AptarGroup Incorporated	779,100	109,728,444
Metals & mining: 1.15%
Freeport-McMoRan Incorporated	3,683,600	136,698,396
See accompanying notes to portfolio of investments

Wells Fargo Special Mid Cap Value Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Real estate: 6.68%
Equity REITs: 3.75%
American Campus Communities Incorporated	3,278,605	$ 153,176,426
Equity Lifestyle Properties Incorporated	607,900	45,173,049
Invitation Homes Incorporated	6,681,300	249,145,677
		447,495,152
Real estate management & development: 2.93%
CBRE Group Incorporated Class A †	4,075,400	349,384,042
Utilities: 4.98%
Electric utilities: 3.03%
American Electric Power Company Incorporated	2,138,300	180,878,797
FirstEnergy Corporation	4,848,200	180,401,522
		361,280,319
Water utilities: 1.95%
American Water Works Company Incorporated	1,508,200	232,458,866
Total Common stocks (Cost $8,112,540,633)		11,563,214,856

Investment companies: 0.77%
Exchange-traded funds: 0.77%
SPDR S&P Oil & Gas Exploration & Production ETF «	950,300	91,884,507
Total Investment companies (Cost $45,277,806)		91,884,507

	Expiration date
Warrants: 0.05%
Financials: 0.05%
Capital markets: 0.05%
Pershing Square Tontine Holdings Limited Class A †	7-24-2025	968,690	6,102,747
Total Warrants (Cost $6,444,761)			6,102,747

		Yield
Short-term investments: 2.59%
Investment companies: 2.59%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	67,891,800	67,891,800
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	241,212,532	241,212,532
Total Short-term investments (Cost $309,104,332)				309,104,332
Total investments in securities (Cost $8,473,367,532)	100.38%			11,970,306,442
Other assets and liabilities, net	(0.38)			(45,258,772)
Total net assets	100.00%			$11,925,047,670

See accompanying notes to portfolio of investments

4  |  Wells Fargo Special Mid Cap Value Fund

Portfolio of investments—June 30, 2021 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$500	$608,043,890	$(540,152,590)	$0	$0	$67,891,800		67,891,800	$32,324#
Wells Fargo Government Money Market Fund Select Class	239,359,353	1,392,942,324	(1,391,089,145)	0	0	241,212,532		241,212,532	30,010
				$0	$0	$309,104,332	2.59%		$62,334

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Special Mid Cap Value Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

6  |  Wells Fargo Special Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$1,608,110,376	$0	$0	$1,608,110,376
Consumer staples	1,002,258,484	0	0	1,002,258,484
Energy	493,726,065	0	0	493,726,065
Financials	2,098,445,624	0	0	2,098,445,624
Health care	860,169,565	0	0	860,169,565
Industrials	2,437,355,819	0	0	2,437,355,819
Information technology	1,224,220,361	0	0	1,224,220,361
Materials	448,310,183	0	0	448,310,183
Real estate	796,879,194	0	0	796,879,194
Utilities	593,739,185	0	0	593,739,185
Investment companies	91,884,507	0	0	91,884,507
Warrants
Financials	0	6,102,747	0	6,102,747
Short-term investments
Investment companies	309,104,332	0	0	309,104,332
Total assets	$11,964,203,695	$6,102,747	$0	$11,970,306,442
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Mid Cap Value Fund  |  7